Cover Page - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Feb. 23, 2021	Jun. 30, 2020
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Registrant Name	WATSCO, INC.
Entity Central Index Key	0000105016
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity File Number	1-5581
Entity Incorporation, State or Country Code	FL
Entity Small Business	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, State or Province	FL
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Miami
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	714-4100
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 5,937
ICFR Auditor Attestation Flag	true
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	WSO
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		32,868,790
Common Class B [Member]
Document Information [Line Items]
Trading Symbol	WSOB
Security Exchange Name	NYSE
Title of 12(b) Security	Class B common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		5,743,626